Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 26, 2016
Dunham Alternative Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	$ 771
3 Years	rr_ExpenseExampleYear03	1,181
5 Years	rr_ExpenseExampleYear05	1,615
10 Years	rr_ExpenseExampleYear10	$ 2,817
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
5 Years	rr_AverageAnnualReturnYear05	(3.48%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.20%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 25, 2009
Dunham Alternative Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.80%
1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	868
5 Years	rr_ExpenseExampleYear05	1,479
10 Years	rr_ExpenseExampleYear10	$ 3,128
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	(3.08%)
Life of Fund	rr_AverageAnnualReturnSinceInception	(0.78%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2009
Dunham Alternative Strategy Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.06%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
1 Year	rr_ExpenseExampleYear01	$ 183
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	$ 2,116
Annual Return 2010	rr_AnnualReturn2010	8.30%
Annual Return 2011	rr_AnnualReturn2011	(10.43%)
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	1.19%
Annual Return 2014	rr_AnnualReturn2014	3.14%
Annual Return 2015	rr_AnnualReturn2015	(3.61%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.08%)
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 13, 2009
Dunham Alternative Strategy Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.25%	[2]
Dunham Alternative Strategy Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.67%)
Life of Fund	rr_AverageAnnualReturnSinceInception	0.42%	[2]
Dunham Alternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Alternative Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation by realizing gains during periods of rising and declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 93 of this Prospectus and in How to Buy and Sell Shares on page 91 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4,847% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4847.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund's investment objective, the Fund's Sub-Adviser applies proprietary methodologies to take advantage of long-term (sometimes intermediate-term) moves that may result in achieving positive returns during various market environments and cycles – the Fund's Sub-Adviser refers to this management approach as Trend Following. In implementing this Trend Following approach, the Fund will primarily invest in exchange traded funds (ETFs) and/or exchange traded notes (ETNs) that represent various major indices. These indices include: U.S. equity, developed and emerging equity; U.S. fixed income; international fixed income; commodity; and various currencies.

The Sub-Adviser's top-down strategies and methodologies are designed to profit from market trends in both positive and negative directions across broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Sub-Adviser seeks investment opportunities for the Fund in ETFs and/or ETNs as potential trends are identified. When the Sub-Adviser identifies potential rising trends in the market, ETFs that hold traditional equity holdings are purchased. When the Sub-Adviser identifies potential falling trends in the market, "Enhanced" ETFs or ETNs (as defined below) that move in an inverse relationship to the market are purchased. Enhanced ETFs and ETNs are designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Sub-Adviser generally does not cause the Fund to short any securities directly. The Sub-Adviser's strategy for the Fund is not biased towards investments that represent long investments or short investments - each opportunity is independently evaluated. The Sub-Adviser also purchases ETFs or ETNs that cover the following asset classes: commodities, currencies and U.S. fixed income. The Sub-Adviser also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.

The Sub-Adviser's Trend Following strategy focuses on investing long in asset classes with rising prices and investing short (through inverse ETFs or ETNs) in asset classes with falling prices.

Furthermore, the Sub-Adviser's methodology, which includes investing across multiple asset classes that are not expected to have returns that are highly correlated with each other, is designed to provide returns that are un-correlated, or have a low correlation with the broad investment market over a long-term time frame.

The Fund may invest directly in the securities that comprise the ETFs or ETNs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's exposure to U.S. fixed income markets may include investments in other investment companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

The Fund will engage in very active and frequent trading of its portfolio securities.

The Fund may also engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance. The following risks represent risks associated with the securities in which the Fund may invest, either directly or through ETFs or other investment companies.

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

Emerging Markets Risks – In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest exclusively in common stocks.

The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value.

ETFs are subject to specific risks, depending on the nature of the fund. For instance, investing in inverse ETFS is similar to holding various short positions, or using a combination of advance investment strategies to profit from falling prices. When the value of ETFs held by the Fund decline, the value of your investment in the Fund declines.

ETN Risk – ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. Because ETNs are debt instruments of the issuer of the ETN, they are subject to the credit risk of the issuer. ETNs are also subject to the risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN's fees and expenses, as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

Foreign Investing Risk – Investing in foreign companies, or ETFs which invest in foreign companies, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses in the Fund and may include, among others, currency devaluations, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Additionally, investments in securities denominated in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in those currencies.

Interest Rate Risk – In general, the price of a debt security falls when interest rates rise. Debt securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

Inverse ETF Risk – Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Leveraging Risk – Using derivatives can create leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price. The use of leverage, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions or investing in leveraged ETFs, will magnify the Fund's gains or losses.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser's judgments about the attractiveness, "growth" potential of a company and the potential appreciation of securities may prove to be inaccurate and may not produce the desired results. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will underperform either the securities markets generally or particular segments of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance. The following risks represent risks associated with the securities in which the Fund may invest, either directly or through ETFs or other investment companies.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk – A Fund that is a non-diversified investment company means that more of the Fund's assets may be invested in the securities of a single issuer than a diversified investment company. This may make the value of the Fund's shares more susceptible to certain risk than shares of a diversified investment company. As a non-diversified fund, the Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N shares (converted from Class I shares of the Predecessor Fund) from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. Although Class A and C shares would have similar annual returns to Class N shares because the classes are invested in the same portfolio of securities, the returns for Class A and C shares would be different from Class N shares because Class A and C shares have different expenses than Class N shares. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to February 25, 2013 is the performance of a Predecessor Fund. Dunham & Associates Investment Counsel, Inc. did not serve as Adviser to the Fund until the merger with the Predecessor Fund was completed on February 22, 2013 and did not serve as Adviser to the Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N shares (converted from Class I shares of the Predecessor Fund) from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest return for a quarter was 10.22% (quarter ended December 31, 2010) and the lowest return for a quarter was -5.08% (quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	Dunham Alternative Strategy Fund AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Alternative Strategy Fund | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	2.45%
Dunham Alternative Strategy Fund | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes) - As Of February 13, 2009
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	2.76%	[2],[3]
Dunham Alternative Strategy Fund | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes) - As Of March 25, 2009
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	3.12%	[2],[4]
Dunham Alternative Strategy Fund | Credit Suisse Managed Futures Liquid Index (reflects no deduction for fees, expenses, or taxes) - As Of May 14, 2009
Risk/Return:	rr_RiskReturnAbstract
Life of Fund	rr_AverageAnnualReturnSinceInception	4.43%	[2],[5]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Life of Fund performance is measured from when the Sub-Adviser began managing the Fund as a Predecessor Fund. For Class N Shares, Life of Fund performance is measured from commencement of operations of the Predecessor Fund's Class I Shares on February 13, 2009. For Class A Shares, Life of Fund performance is measured from commencement of operations of Class P Shares of the Predecessor Fund on March 25, 2009. Class P Shares of the Predecessor Fund converted to Class A shares of the Fund on February 25, 2013. For Class C Shares, Life of Fund performance is measured from commencement of operations of the Predecessor Fund's Class C Shares on May 14, 2009.
[3]	As of February 13, 2009.
[4]	As of March 25, 2009.
[5]	As of May 14, 2009.